SCHEDULE OF COMPONENTS OF BASIC AND DILUTED EARNINGS PER SHARE (Details) - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Net income (loss) attributable to the Company	[1]	$ 588,744	$ (1,809,030)
Weighted average outstanding ordinary shares-Basic*	[1]	4,479,520	1,638,052
Weighted average outstanding ordinary shares- Diluted*	[1]	4,564,263	1,638,052
Basic	[1],[2]	$ 0.13	$ (1.10)
Diluted	[1],[2]	$ 0.13	$ (1.10)
Net income (loss) attributable to the Company		$ 588,744	$ (1,790,303)
Basic	[2]	$ 0.13	$ (1.09)
Diluted	[2]	0.13	(1.09)
Basic	[2]		(0.01)
Diluted	[2]		$ (0.01)
Continuing Operations [Member]
Weighted average outstanding ordinary shares-Basic*	[1]	4,479,520	1,638,052
-dilutive effect of convertible note	[1]	84,743
Weighted average outstanding ordinary shares- Diluted*	[1]	4,564,263	1,638,052
Net income (loss) attributable to the Company	[1]	$ 588,744	$ (1,790,303)
Basic	[1]	$ 0.13	$ (1.09)
Diluted	[1]	$ 0.13	$ (1.09)
Discontinued Operations [Member]
Net income (loss) attributable to the Company	[1]		$ (18,727)
Weighted average outstanding ordinary shares-Basic*	[1]		1,638,052
Weighted average outstanding ordinary shares- Diluted*	[1]		1,638,052
Basic	[1]		$ (0.01)
Diluted	[1]		$ (0.01)

[1]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.
[2]	On August 1, 2023, the Company implemented a one-for-ten reverse stock split of the Company’s issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.